Partners' Capital (Narrative) (Details) - USD ($) $ in Thousands							3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2016	Feb. 25, 2016	Dec. 15, 2015	Nov. 24, 2015	Sep. 14, 2015	Aug. 20, 2015	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Capital Unit [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid											$ 418,900
General Partners' Cumulative Cash Distributions											$ 4,300
Cash received from contributions							$ 30	$ 42,655	$ 30	$ 42,655
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest							1.00%		1.00%		1.00%
Asset contribution											$ 822,500
General Partners' Contributed Capital											8,400
Ferrellgas Partners [Member]
Capital Unit [Line Items]
Cash contributions from limited partner											42,200
Non-cash contributions											3,000	$ 1,500
General Partner [Member]
Capital Unit [Line Items]
Cash received from contributions								400		400	400	500
Non-cash contributions							$ 100	$ 200	$ 100	$ 200	$ 500	500
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest							1.0101%		1.0101%		1.0101%
Subsequent Event [Member]
Capital Unit [Line Items]
Cash distribution declared date	Feb. 25, 2016		Nov. 24, 2015			Aug. 20, 2015
Cash distributions, payment date		Mar. 16, 2016		Dec. 15, 2015	Sep. 14, 2015
Subsequent Event [Member] | Ferrellgas Partners [Member]
Capital Unit [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared		$ 50,700		$ 58,600								52,000
Subsequent Event [Member] | General Partner [Member]
Capital Unit [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared		$ 500		$ 600								$ 500